Supplementary Oil And Gas Information (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
	Dec. 31, 2024 $ / bbl $ / bbl $ / MMBTU $ / MMBTU	Dec. 31, 2023 $ / MMBTU $ / bbl $ / bbl $ / MMBTU
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	0.7325	0.7407
Natural Gas | Henry Hub
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.37	2.75
Natural Gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	1.28	2.79
Natural Gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	0.91	2.1
WTI | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	74.88	78.1
WCS | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	80.78	79.95
Canadian Light Sweet | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	96.35	100.93
Cromer LSB | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	93.44	99.48
Brent | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	78.81	82.51
Edmonton C5+ | Crude Oil and NGLs
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	98.90	103.43